Cash Flow Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of Cash Flow, Supplemental [Line Items]
Real estate under operating leases transferred from installment loans as a result of real estate collateral acquired from non-recourse loans	¥ 464	¥ 75
Assets decreased due to deconsolidation of VIEs	13,378	5,218	¥ 1,281
Liabilities decreased due to deconsolidation of VIEs	943	18	33
Property, Plant and Equipment, Other Types
Schedule of Cash Flow, Supplemental [Line Items]
Real estate under operating leases transferred from installment loans as a result of real estate collateral acquired from non-recourse loans	¥ 6	¥ 1	¥ 29